Employee benefit plans - Reconciliation of Changes in Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 242,490		¥ 213,653
Service cost	9,322		9,016		9,328
Interest cost	4,302		4,649		4,480
Actuarial gain	14,874		9,415
Benefits paid	(9,805)		(14,785)
Acquisition, divestitures and other	(26,784)	[1]	20,542	[2]
Projected benefit obligation at end of year	234,399		242,490		213,653
Change in plan assets:
Fair value of plan assets at beginning of year	159,652		120,727
Actual return on plan assets	20,915		6,696
Employer contributions	31,083		32,291
Benefits paid	(8,362)		(8,114)
Acquisition and divestitures	(11,614)	[1]	8,052	[2]
Fair value of plan assets at end of year	191,674		159,652		120,727
Funded status at end of year	(42,725)		(82,838)
Amounts recognized in the consolidated balance sheets	¥ (42,725)		¥ (82,838)

[1]	Decreased mainly because of a deconsolidation during the period.
[2]	Increased mainly because of a business combination during the period.